Offsets	May 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	KLX Energy Services Holdings, Inc.
Form or Filing Type	S-3
File Number	333-271182
Initial Filing Date	Apr. 07, 2023
Fee Offset Claimed	$ 24,795.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 225,000,000.00
Termination / Withdrawal Statement	On April 7, 2023, the Registrant filed a Registration Statement on Form S-3 (No. 333-271182), which became effective on April 19, 2023 (the "Prior Registration Statement") with the SEC and paid a registration fee of $24,795.00. An amount of $225,000,000.00 remained unsold under the Prior Registration Statement; such offering has been terminated and all of such securities remain unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement against the fees previously paid in connection with the unsold amount of securities on the Prior Registration Statement. Accordingly, a $10,098.50 fee is being paid in connection with the filing of this Registration Statement after an offset amount of $24,795.00 is applied to this Registration Statement's registration fee. For the avoidance of doubt, no fees associated with the secondary component of the Prior Registration Statement are being used as an offset source.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	KLX Energy Services Holdings, Inc.
Form or Filing Type	S-3
File Number	333-271182
Filing Date	Apr. 07, 2023
Fee Paid with Fee Offset Source	$ 24,795.00